Transactions with Parties-in-Interest	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Transactions with Parties-in-Interest	Transactions with Parties-in-Interest
Certain plan investments are shares of common collective trust funds and shares of corporate bond funds managed by Principal. During the years ended December 31, 2025 and 2024, Principal was the trustee as defined by the Plan, and therefore, transactions with Principal during the aforementioned years qualify as party-in-interest transactions. As described in Notes 2(c) and 4, Plan investments also include shares of the common stock of the Company.